ACQUISITION OF CARIBOO COPPER CORPORATION - Disclosure of detailed information about unaudited pro forma results (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 CAD ($)
Pro forma information
Revenue	$ 539,999
Net income	$ 88,725